STOCKHOLDERS' EQUITY (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 29, 2020 $ / shares	Dec. 31, 2019 $ / shares shares	May 01, 2019 Vote shares	Apr. 30, 2019 $ / shares shares
Class of Stock [Line Items]
Ordinary shares, authorized | shares		500,000,000		200,000,000
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Preferred shares, authorized | shares		6,000
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Preferred shares, issued | shares		3,000		0
Total amount of investment agreed | $	$ 3,000
Proceeds from investment in convertible preferred shares | $		$ 3,000
Exercise price of warrants | $ / shares			$ 3.00
Kaixin Auto Holdings [Member]
Class of Stock [Line Items]
Ordinary shares, authorized | shares					500,000,000	200,000,000
Ordinary shares, par value (in dollars per share) | $ / shares						$ 0.0001
Number of votes | Vote					1